Current financial investments	12 Months Ended
Dec. 31, 2020
Current financial investments
Current financial investments

18. Current financial investments

On December 31, 2020, our current financial investments amounted to €3,026.3 million compared to €3,919.2 million at December 31, 2019 and nil at December 31, 2018. On December 31, 2019 these current financial investments included a short-term bond fund and money market funds. On December 31, 2020 these current financial investments included treasury bills (€1,454.4 million) and money market funds (€1,571.9 million). Our portfolio of treasury bills contains only AAA rated paper, issued by Germany and The Netherlands. Our money market funds portfolio consists of AAA short-term money market funds with a diversified and highly rated underlying portfolio managed by established fund management companies with a proven track record leading to an insignificant risk of changes in value. The funds have an important daily liquidity and can be easily converted to cash.

On December 31, 2020, our current financial investments included $524.6 million held in USD, which could generate a foreign currency exchange gain or loss in our financial results in accordance with the fluctuation of the EUR/USD exchange rate as our functional currency is EUR.

We refer to note 32 for more information on these current financial investments.